UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549
                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Quarter Ended: March 31, 2008

Check here if Amendment [   ]; Amendment Number:_____
      This Amendment (Check only one.):         [   ] is a restatement.
                                                [   ] adds new holding
                                                      entries.

Institutional Investment Manager Filing this Report:

Name:       Institutional Capital LLC
Address:    225 West Wacker Drive, Suite 2400
            Chicago, Illinois  60606

Form 13F File No:     28-16

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:             Robert J. Lukaszewicz
Title:            Senior Vice President and Controller
Phone:            (312) 424-9100
Signature, Place, and Date of Signing:


/s/ Robert J. Lukaszewicz    Chicago, Illinois    5/9/08
--------------------------   -----------------   ---------
       (Signature)             (City/State)       (Date)

Report Type (Check only one.):

[ ] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number            Name
---------------            ---------------------------
028-01190                  Frank Russell Company



Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0

Form 13F Information Table Entry Total:             45

Form 13F Information Table Value Total:    $12,495,759
                                          (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None



                                                   FORM 13F INFORMATION TABLE

                                                    INSTITUTIONAL CAPITAL LLC
                                                            FORM 13F
                                                            31-Mar-08
                                                                                                           Voting Authority
                                                                                                        -----------------------
                                   Title of                Value     Shares/   Sh/ Put/ Invstmt Other
Name of Issuer                      class        CUSIP    (x$1000)   Prn Amt   Prn Call Dscretn Mgrs     Sole    Shared   None
------------------------------  -------------  ---------  --------   --------  --- ---- ------- -----  --------  ------ --------
ACE Ltd.                             ORD       G0070K103    293,475  5,330,100 SH        Sole          5,101,600          228,500
AT&T Inc.                            COM       00206R102    611,522 15,966,621 SH        Sole         15,256,493          710,128
BP PLC - Sponsored ADR          SPONSORED ADR  055622104     28,788    474,650 SH        Sole            345,000          129,650
Baker Hughes Inc.                    COM       057224107    385,398  5,626,250 SH        Sole          5,386,200          240,050
Bank of America Corp.                COM       060505104    135,297  3,568,912 SH        Sole          3,370,862          198,050
Bank of New York Mellon Corp.        COM       064058100    195,653  4,688,543 SH        Sole          4,429,722          258,821
CVS Caremark Corp.                   COM       126650100    303,194  7,484,434 SH        Sole          7,158,634          325,800
Canon Inc - Sponsored ADR            ADR       138006309     32,944    710,450 SH        Sole            514,550          195,900
Capital One Financial Corp.          COM       14040H105    277,611  5,640,205 SH        Sole          5,399,605          240,600
Cisco Systems Inc.                   COM       17275R102    437,693 18,169,056 SH        Sole         17,408,656          760,400
Covidien Ltd.                        COM       G2552X108    125,146  2,828,150 SH        Sole          2,673,500          154,650
Credit Suisse Group - Sponsore  SPONSORED ADR  225401108     43,566    856,250 SH        Sole            622,550          233,700
Du Pont (E.I.) de Nemours & Co.      COM       263534109    534,373 11,428,001 SH        Sole         10,936,651          491,350
Exxon Mobil Corp.                    COM       30231G102    180,324  2,131,991 SH        Sole          2,012,991          119,000
General Electric Co.                 COM       369604103    619,978 16,751,622 SH        Sole         16,041,282          710,340
Goldman Sachs Group Inc.             COM       38141G104    194,606  1,176,650 SH        Sole          1,123,000           53,650
Hewlett-Packard Co.                  COM       428236103    348,431  7,630,988 SH        Sole          7,295,188          335,800
Honeywell International Inc.         COM       438516106    109,908  1,948,038 SH        Sole          1,839,838          108,200
Host Hotels & Resorts Inc.           COM       44107P104     94,405  5,929,946 SH        Sole          5,608,746          321,200
Intercontinental Hotels Group   SPONS ADR NEW  45857P301    122,824  8,134,039 SH        Sole          7,810,962          323,077
International Paper                  COM       460146103     61,018  2,243,303 SH        Sole          2,118,753          124,550
JPMorgan Chase & Co.                 COM       46625H100    562,730 13,101,987 SH        Sole         12,527,287          574,700
Johnson & Johnson                    COM       478160104    396,554  6,113,050 SH        Sole          5,869,350          243,700
Masco Corp.                          COM       574599106    209,863 10,583,082 SH        Sole         10,119,932          463,150
Merck & Co. Inc.                     COM       589331107    409,227 10,783,311 SH        Sole         10,312,961          470,350
Morgan Stanley                     COM NEW     617446448    103,076  2,255,486 SH        Sole          2,145,724          109,762
Norfolk Southern Corp.               COM       655844108    193,322  3,558,944 SH        Sole          3,419,494          139,450
Novartis AG - Sponsored ADR     SPONSORED ADR  66987V109    463,759  9,052,492 SH        Sole          8,288,842          763,650
Occidental Petroleum Corp.           COM       674599105    305,656  4,177,336 SH        Sole          4,000,686          176,650
Omnicom Group                        COM       681919106    145,036  3,282,850 SH        Sole          3,099,300          183,550
Pepsico Inc.                         COM       713448108    150,086  2,078,758 SH        Sole          1,964,738          114,020
Procter & Gamble Co.                 COM       742718109    604,996  8,634,171 SH        Sole          8,266,621          367,550
Schering-Plough Corp.                COM       806605101    102,888  7,140,050 SH        Sole          6,855,550          284,500
Siemens AG Sponsored ADR        SPONSORED ADR  826197501     48,721    447,225 SH        Sole            421,850           25,375
Target Corp.                         COM       87612E106    273,542  5,397,440 SH        Sole          5,171,740          225,700
Texas Instruments Inc.               COM       882508104    346,272 12,248,731 SH        Sole         11,731,681          517,050
Textron Inc.                         COM       883203101    324,747  5,859,752 SH        Sole          5,611,652          248,100
Total SA - Sponsored ADR        SPONSORED ADR  89151E109    463,931  6,268,487 SH        Sole          5,818,437          450,050
Toyota Motor Corp - Sponsored   SP ADR REP2COM 892331307     32,406    321,200 SH        Sole            231,750           89,450
Tyco Electronics Ltd.              COM NEW     G9144P105    231,753  6,752,700 SH        Sole          6,463,300          289,400
Viacom Inc Class B                   CL B      92553P201    391,257  9,875,250 SH        Sole          9,439,850          435,400
Vodafone Group PLC - Sponsored  SPONS ADR NEW  92857W209    458,315 15,530,850 SH        Sole         14,357,250        1,173,600
Wells Fargo & Co.                    COM       949746101    351,172 12,067,756 SH        Sole         11,545,856          521,900
Wyeth                                COM       983024100    526,036 12,596,650 SH        Sole         12,087,850          508,800
XTO Energy                           COM       98385X106    264,260  4,271,897 SH        Sole          4,088,150          183,747
REPORT SUMMARY                        45                 12,495,759